Investments in Associates - Summary of Cash Flows (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of financial statements [line items]
Net increase (decrease) in cash and cash equivalents		R$ 4,820,036	R$ 4,607,769	R$ (1,227,249)
Cash and cash equivalents at beginning of year		8,472,274	3,621,798	4,555,177
Cash and cash equivalents at end of year		13,642,918	8,472,274	3,621,798
Compass Gás e Energia [member]
Statement of financial statements [line items]
Net cash (used in) from operating activities	[1]	(19,028)
Net cash from (used in) investing activities	[1]	776,872
Net cash (used in) from financing activities	[1]	(525,030)
Net increase (decrease) in cash and cash equivalents	[1]	232,814
Cash and cash equivalents at beginning of year	[1]	5	5	5
Cash and cash equivalents at end of year	[1]	232,819	5	5
Comgas [member]
Statement of financial statements [line items]
Net cash (used in) from operating activities		2,096,546	2,512,303	1,573,171
Net cash from (used in) investing activities		(1,768,298)	202,037	(1,121,605)
Net cash (used in) from financing activities		198,890	(2,233,548)	(1,576,470)
Net increase (decrease) in cash and cash equivalents		527,138	480,792	(1,124,904)
Cash and cash equivalents at beginning of year		1,083,410	602,618	1,727,522
Cash and cash equivalents at end of year		1,610,548	1,083,410	602,618
Cosan S.A. [member]
Statement of financial statements [line items]
Net cash (used in) from operating activities		(489,406)	122,639	1,114,880
Net cash from (used in) investing activities		653,145	3,500,958	1,097,236
Net cash (used in) from financing activities		(2,505,760)	(1,060,967)	(1,428,044)
Net increase (decrease) in cash and cash equivalents		(2,342,021)	2,562,630	784,072
Cash and cash equivalents at beginning of year		3,490,707	928,077	144,005
Cash and cash equivalents at end of year		1,149,267	3,490,707	928,077
Sinlog Tecnologia em Logistica SA [Member]
Statement of financial statements [line items]
Net cash (used in) from operating activities		(6,329)	(1,384)
Net cash from (used in) investing activities		(2,942)	(106)
Net cash (used in) from financing activities		10,612	5,000
Net increase (decrease) in cash and cash equivalents		1,341	3,510
Cash and cash equivalents at beginning of year		3,510
Cash and cash equivalents at end of year		4,851	3,510
Rumo S.A. [member]
Statement of financial statements [line items]
Net cash (used in) from operating activities		463,170	197,313	166,085
Net cash from (used in) investing activities		(6,632,353)	(929,861)	32,164
Net cash (used in) from financing activities		7,037,144	1,432,659	(198,584)
Net increase (decrease) in cash and cash equivalents		867,961	700,111	(335)
Cash and cash equivalents at beginning of year		700,706	595	930
Cash and cash equivalents at end of year		R$ 1,568,667	R$ 700,706	R$ 595

[1]	Parent Company information.